Schedule of Investments (unaudited)
April 30, 2021
BlackRock Real Estate Securities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Communications — 13.4%
Digital Realty Trust, Inc.	93,975	$ 14,501,282
Equinix, Inc.	32,229	23,229,374
SBA Communications Corp.	14,310	4,288,993
		42,019,649
Diversified Telecommunication Services — 1.7%
Cellnex Telecom SA(a)	96,152	5,438,750
Health Care — 9.3%
CareTrust REIT, Inc.	176,775	4,274,419
Community Healthcare Trust, Inc.	36,080	1,837,194
Medical Properties Trust, Inc.	360,211	7,942,653
Omega Healthcare Investors, Inc.	86,438	3,284,644
Welltower, Inc.	158,665	11,904,635
		29,243,545
Hotels, Restaurants & Leisure — 1.0%
Hilton Grand Vacations, Inc.(b)	66,193	2,949,560
Industrial — 14.0%
Prologis, Inc.	267,567	31,179,582
Rexford Industrial Realty, Inc.	228,225	12,677,899
		43,857,481
IT Services — 1.4%
Switch, Inc., Class A	241,063	4,476,540
Lodging — 2.9%
Apple Hospitality REIT, Inc.	227,248	3,604,153
Pebblebrook Hotel Trust	29,278	699,159
RLJ Lodging Trust	285,747	4,611,956
		8,915,268
Office — 9.5%
Alexandria Real Estate Equities, Inc.	30,794	5,576,793
Boston Properties, Inc.	103,918	11,363,433
Cousins Properties, Inc.	248,250	9,103,328
Hudson Pacific Properties, Inc.	132,687	3,729,832
		29,773,386
Real Estate Management & Development — 0.9%
Corp Inmobiliaria Vesta SAB de CV	1,505,114	2,946,775
Residential — 17.5%
American Homes 4 Rent, Class A	206,186	7,637,130
Essex Property Trust, Inc.	39,449	11,460,724
Mid-America Apartment Communities, Inc.	84,479	13,291,081
Sun Communities, Inc.	72,169	12,039,954
UDR, Inc.	225,945	10,495,145
		54,924,034
Security	Shares	Value
Retail — 7.3%
Federal Realty Investment Trust	31,920	$ 3,601,853
Regency Centers Corp.	74,228	4,725,354
Simon Property Group, Inc.	119,144	14,504,591
		22,831,798
Self Storage — 6.2%
CubeSmart	131,611	5,572,410
Extra Space Storage, Inc.	93,556	13,910,841
		19,483,251
Specialty — 2.5%
Outfront Media, Inc.(b)	321,456	7,833,883
Triple Net Lease — 11.4%
Agree Realty Corp.	75,517	5,313,376
EPR Properties	166,732	7,954,784
Spirit Realty Capital, Inc.	168,794	8,024,467
STAG Industrial, Inc.	106,992	3,906,278
VICI Properties, Inc.	331,959	10,523,100
		35,722,005
Total Long-Term Investments — 99.0% (Cost: $252,319,648)		310,415,925
Short-Term Securities(c)(d)
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%	3,085,596	3,085,596
Total Short-Term Securities — 1.0% (Cost: $3,085,596)		3,085,596
Total Investments — 100.0% (Cost: $255,405,244)		313,501,521
Liabilities in Excess of Other Assets — (0.0)%		(124,444)
Net Assets — 100.0%		$ 313,377,077
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 3,813,999	$ —	$ (728,403)(a)	$ —	$ —	$ 3,085,596	3,085,596	$ 218	$ —
SL Liquidity Series, LLC, Money Market Series(b)	1,644,008	—	(1,644,008)(a)	16	(16)	—	—	240(c)	—
				$ 16	$ (16)	$ 3,085,596		$ 458	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited)  (continued)
April 30, 2021
BlackRock Real Estate Securities Fund
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,666,684	EUR	3,067,000	Morgan Stanley & Co. International PLC	07/15/21	$ (26,469)
USD	1,227,617	EUR	1,021,000	Morgan Stanley & Co. International PLC	07/15/21	(1,829)
						$ (28,298)

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Morgan Stanley & Co. International PLC(b)	06/07/23	$ 624,231	$ 2,853	$ 627,084	0.2%
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

(b)
Range:	20 basis points
Benchmarks:	U.S. Federal Funds Effective Rate

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, termination date June 7, 2023:
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Health Care
CareTrust REIT, Inc.	25,934	$ 627,084	100.0%
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$ 627,084
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
April 30, 2021
BlackRock Real Estate Securities Fund
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Communications	$ 42,019,649	$ —	$ —	$ 42,019,649
Diversified Telecommunication Services	—	5,438,750	—	5,438,750
Health Care	29,243,545	—	—	29,243,545
Hotels, Restaurants & Leisure	2,949,560	—	—	2,949,560
Industrial	43,857,481	—	—	43,857,481
IT Services	4,476,540	—	—	4,476,540
Lodging	8,915,268	—	—	8,915,268
Office	29,773,386	—	—	29,773,386
Real Estate Management & Development	2,946,775	—	—	2,946,775
Residential	54,924,034	—	—	54,924,034
Retail	22,831,798	—	—	22,831,798
Self Storage	19,483,251	—	—	19,483,251
Specialty	7,833,883	—	—	7,833,883
Triple Net Lease	35,722,005	—	—	35,722,005
Short-Term Securities
Money Market Funds	3,085,596	—	—	3,085,596
	$ 308,062,771	$ 5,438,750	$ —	$ 313,501,521
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 2,853	$ —	$ 2,853
Liabilities
Foreign Currency Exchange Contracts	—	(28,298)	—	(28,298)
	$ —	$ (25,445)	$ —	$ (25,445)
(a)	Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR	Euro
USD	United States Dollar
Portfolio Abbreviation
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
3